Segment Reporting (Details) - Schedule of assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Wholesale and Retail [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	$ 18,640,119	$ 25,905,492
Non-current assets	2,410,407	11,924,761
Total assets	21,050,526	37,830,253
Current liabilities	3,384,019	3,436,210
Total liabilities	3,384,019	3,436,210
Subcontracting [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	2,610,448	3,448,586
Non-current assets	8,111,375	19,092,258
Total assets	10,721,823	22,540,844
Current liabilities	1,481,508	1,462,327
Total liabilities	1,481,508	1,462,327
Travel service [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	450,129	528,955
Non-current assets	674
Total assets	450,803	528,955
Current liabilities	303,749	245,607
Total liabilities	303,749	245,607
Tax free products [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	2,809,431	854,843
Non-current assets	3,345,469
Total assets	6,154,900	854,843
Current liabilities	424,534	381,876
Total liabilities	424,534	381,876
Unallocated [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	(283,630)	720,524
Non-current assets
Total assets	(283,630)	720,524
Current liabilities	1,628,272	2,417,737
Total liabilities	1,628,272	2,417,737
Consolidated [Member]
Segment Reporting (Details) - Schedule of assets and liabilities [Line Items]
Current assets	24,226,497	31,458,400
Non-current assets	13,867,925	31,017,019
Total assets	38,094,422	62,475,419
Current liabilities	7,222,082	7,943,757
Total liabilities	$ 7,222,082	$ 7,943,757